SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 03, 2020
Medtronic [Member] | Development agreement [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Total consideration		$ 31
Patents Rights [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Useful lives	20 years